UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05010

The Huntington Funds

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worchester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

Huntington World Income Fund

Portfolio of Investments (Unaudited)

July 31, 2012

Principal Amount or Shares		Value
Common Stocks — 70.5%

Australia — 0.7%

Financials — 0.7%
10,000	National Australia Bank Ltd.	$262,519

Bermuda — 1.8%

Energy — 1.8%
21,661	Nordic American Tankers Ltd.	253,434
10,000	Seadrill Ltd.	387,900

		641,334

Brazil — 0.9%

Utilities — 0.9%
14,000	CPFL Energia SA ADR	323,960

Canada — 8.7%

Energy — 6.4%
9,300	Baytex Energy Corp. (a)	385,764
9,000	Crescent Point Energy Corp.	357,706
20,000	Freehold Royalties Ltd.	387,281
17,212	Pembina Pipeline Corp. (a)	459,044
54,000	Pengrowth Energy Corp. (a)	343,980
8,000	TransCanada Corp.	363,600

		2,297,375

Financials — 1.1%
7,200	Bank of Montreal (a)	411,984

Telecommunication Services — 1.2%
9,800	BCE, Inc. ADR	416,892

		3,126,251

France — 2.6%

Energy — 1.0%
8,000	Total SA ADR	367,600

Telecommunication Services — 0.6%
15,000	France Telecom SA ADR	201,750

Utilities — 1.0%
16,000	GDF Suez SA ADR	357,600

		926,950

Greece — 1.1%

Industrials — 1.1%
26,000	Navios Maritime Partners LP	388,700

Israel — 0.7%

Industrials — 0.7%
1,800	Delek Group Ltd.	238,560

Netherlands — 1.0%

Energy — 1.0%
5,300	Royal Dutch Shell PLC ADR (b)	361,460

Principal Amount or Shares		Value
New Zealand — 1.5%

Telecommunication Services — 1.5%
50,000	Telecom Corp. of New Zealand Ltd. ADR	$534,500

Taiwan — 1.0%

Telecommunication Services — 1.0%
12,600	Chunghwa Telecom Co. Ltd. ADR (a)	373,842

United Kingdom — 5.4%

Energy — 1.9%
8,800	BP PLC ADR	351,120
6,000	National Grid PLC ADR	311,400

		662,520

Health Care — 2.2%
8,000	AstraZeneca PLC ADR (b)	374,480
9,000	GlaxoSmithKline PLC ADR	414,000

		788,480

Utilities — 1.3%
23,000	SSE PLC	473,450

		1,924,450

United States — 45.1%

Consumer Staples — 1.0%
20,000	Vector Group Ltd.	339,800

Energy — 19.8%
3,500	BP Prudhoe Bay Royalty Trust (a)	405,090
13,000	Copano Energy LLC	363,350
25,000	Crosstex Energy LP	410,750
19,043	Eagle Rock Energy Partners LP	178,433
7,200	Energy Transfer Equity LP (b)	309,168
7,000	Energy Transfer Partners LP (a)	320,600
7,500	Enterprise Products Partners LP	397,500
12,000	Genesis Energy LP	366,840
4,600	Kinder Morgan Energy Partners LP	368,138
15,000	Legacy Reserves LP	396,450
11,000	Linn Energy LLC (a)	435,710
20,000	Natural Resource Partners LP	408,200
13,000	North European Oil Royalty Trust	404,040
15,000	Penn Virginia Resource Partners LP	386,850
19,000	Permian Basin Royalty Trust	346,560
5,400	Plains All American Pipeline LP	475,200
15,000	Regency Energy Partners LP	359,250
15,000	Vanguard Natural Resources LLC	429,300
6,000	Williams Partners LP (a)	325,860

		7,087,289

Financials — 2.1%
40,000	Fifth Street Finance Corp.	404,400
15,000	Solar Capital Ltd.	341,550

		745,950

Health Care — 4.8%
10,000	Bristol-Myers Squibb Co.	356,000
11,000	Eli Lilly & Co.	484,330
60,000	PDL BioPharma, Inc.	407,400
19,500	Pfizer, Inc.	468,780

		1,716,510

Principal Amount or Shares		Value
Industrials — 3.4%
32,000	R.R. Donnelley & Sons Co. (a)	$387,840
25,000	SeaCube Container Leasing Ltd.	439,000
11,000	TAL International Group, Inc.	375,650

		1,202,490

Materials — 3.8%
10,000	Freeport-McMoRan Copper & Gold, Inc.	336,700
18,000	Olin Corp.	364,320
10,000	Southern Copper Corp.	322,800
1,500	Terra Nitrogen Co. LP	337,680

		1,361,500

Real Estate Investment Trusts — 6.1%
22,000	Annaly Capital Management, Inc.	383,460
13,000	Hatteras Financial Corp.	380,250
16,000	Hospitality Properties Trust	388,320
14,000	Invesco Mortgage Capital, Inc.	277,060
40,000	Medical Properties Trust, Inc.	394,000
16,300	Senior Housing Properties Trust	370,825

		2,193,915

Telecommunication Services — 3.0%
10,000	CenturyLink, Inc.	415,400
80,000	Frontier Communications Corp. (a)	313,600
33,000	Windstream Corp. (a)	328,680

		1,057,680

Utilities — 1.1%
10,000	Exelon Corp.	391,200

		16,096,334

Total Common Stocks (Cost $26,107,136)		25,198,860

Preferred Stocks — 12.7%

Germany — 1.1%

Financials — 1.1%
15,000	Allianz SE, 8.375%	397,200

United States — 11.6%

Financials — 5.0%
14,000	First Republic Bank, Series A, 6.700%	371,560
15,000	M&T Capital Trust IV, 8.500%	385,650
15,000	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	377,250
12,000	PNC Financial Services Group, Inc., Series P, 6.125%	327,720
13,000	Wells Fargo Capital Trust XII, 7.875%	336,830

		1,799,010

Materials — 0.8%
6,000	Molycorp, Inc., Series A, 5.500%	285,660

Real Estate Investment Trusts — 2.3%
15,500	Kimco Realty Corp., Series G, 7.750%	394,165
14,500	Vornado Realty LP, 7.875%	408,610

		802,775

Principal Amount or Shares		Value
Telecommunication Services — 1.4%
17,500	Qwest Corp., 7.500%	$477,575

Utilities — 2.1%
15,000	FPC Capital I, Series A, 7.100%	388,200
13,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	372,710

		760,910

		4,125,930

Total Preferred Stocks (Cost $4,549,560)		4,523,130

Corporate Bonds — 6.7%

Australia — 1.6%

Financials — 1.6%
500,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (c)	559,165

Germany — 0.4%

Financials — 0.4%
320,000	KFW, 9.250%, 10/22/12 EMTN (c)	156,594

Multi-Nationals — 1.9%

Financials — 1.9%
625,000	Asian Development Bank, 9.250%, 4/30/13 GMTN (d)	312,439
860,000,000	European Bank for Reconstruction & Development, 7.200%, 6/8/16 GMTN (e)	96,926
2,500,000,000	Inter-American Development Bank, 6.500%, 6/4/14 GMTN (e)	266,552

		675,917

United States — 2.8%

Financials — 2.2%
255,000	General Electric Capital Corp., 5.000%, 2/28/14 EMTN	210,468
350,000	General Electric Capital Corp., 5.500%, 2/1/17 GMTN	295,863
250,000	Morgan Stanley, 7.625%, 3/3/16 GMTN	272,548

		778,879

Real Estate Investment Trusts — 0.6%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	230,153

		1,009,032

Total Corporate Bonds (Cost $2,466,749)		2,400,708

Foreign Government Bonds — 5.3%

Canada — 1.0%
665,000	Export Development Canada, 7.500%, 3/22/13 EMTN (c)	373,388

Indonesia — 0.5%
1,700,000,000	Indonesia Government Bond, Series FR55, 7.375%, 9/15/16 (c)	192,776

Principal Amount or Shares		Value
Mexico — 1.3%
33,500	Mexican Bonos, Series MI10, 8.000%, 12/19/13 (c)	$263,227
23,500	Mexican Bonos, Series M, 7.000%, 6/19/14 (c)	184,184

		447,411

Poland — 1.2%
530,000	Poland Government Bond, Series 414, 5.750%, 4/25/14 (c)	162,526
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (c)	86,208
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (c)	171,374

		420,108

South Africa — 0.2%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (c)	81,138

Turkey — 1.1%
300,000	Turkey Government Bond, 0.000%, 11/7/12 (c) (f)	163,863
394,000	Turkey Government Bond, 8.000%, 1/29/14 (c)	220,389

		384,252

Total Foreign Government Bonds (Cost $2,076,604)		1,899,073

Closed-End Funds — 2.2%
25,000	GAMCO Global Gold Natural Resources & Income Trust	343,000
26,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	427,700

Total Closed-End Funds (Cost $807,275)		770,700

Exchange-Traded Funds — 2.0%
4,000	iShares iBoxx $ High Yield Corporate Bond Fund	366,800
4,300	WisdomTree Emerging Markets Corporate Bond Fund	331,530

Total Exchange-Traded Funds (Cost $688,315)		698,330

Options Purchased — 0.3%
150	CBOE Volatility Index, Call @ $14, Expiring August 2012	85,500
50	Eli Lilly & Co., Call @ $40, Expiring January 2013 (i)	23,250

Total Options Purchased (Cost $85,375)		108,750

Cash Equivalents — 1.3%
465,894	Huntington Money Market Fund, Interfund Shares, 0.010% (g) (h)	465,894

Total Cash Equivalents(Cost $465,894)		465,894

Short-Term Securities Held as Collateral for Securities Lending — 12.5%
4,470,244	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.220% (h)	4,470,244

Total Short-Term Securities Held as Collateral for Securities Lending(Cost $4,470,244)		4,470,244

Total Investments (Cost $41,717,152) — 113.5%		40,535,689

Liabilities in Excess of Other Assets — (13.5)%		(4,809,713)

Net Assets — 100.0%		$35,725,976

(a)	All or a portion of the security was on loan as of July 31, 2012. The total value of securities on loan as of July 31, 2012 was $4,382,592.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.
(d)	Foreign-denominated security. Principal amount is reported in Brazilian Real.
(e)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.
(f)	Zero coupon capital appreciation bond.
(g)	Investment in affiliate.
(h)	Rate disclosed is the seven day yield as of July 31, 2012.
(i)	All or a portion of the security is held as collateral for written put options.

ADR — American Depositary Receipt

EMTN — Euro Medium Term Note

GMTN — Global Medium Term Note

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

As of July 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
World Income Fund	$41,584,795	$1,192,010	$(2,241,116)	$(1,049,106)

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of July 31, 2012, The Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy. This report contains the Portfolio of Investments for the Huntington World Income Fund (the “Fund” or “World Income Fund”), which commenced operations on May 2, 2011. The Fund offers Trust and Class A shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The Trust calculates the NAV for the Fund by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, which are then typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012 based on the three levels defined above:

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
World Income Fund
Common Stocks
Consumer Staples	$339,800	$—	$—	$—	$339,800	$—
Energy	11,417,578	—	—	—	11,417,578	—
Financials	1,420,453	—	—	—	1,420,453	—
Health Care	2,504,990	—	—	—	2,504,990	—
Industrials	1,829,750	—	—	—	1,829,750	—
Materials	1,361,500	—	—	—	1,361,500	—
Real Estate Investment Trusts	2,193,915	—	—	—	2,193,915	—
Telecommunication Services	2,584,664	—	—	—	2,584,664	—
Utilities	1,546,210	—	—	—	1,546,210	—
Preferred Stocks
Financials	1,799,010	—	397,200	—	2,196,210	—
Materials	285,660	—	—	—	285,660	—
Real Estate Investment Trusts	802,775	—	—	—	802,775	—
Telecommunication Services	477,575	—	—	—	477,575	—
Utilities	760,910	—	—	—	760,910	—
Corporate Bonds	—	—	2,400,708	—	2,400,708	—
Foreign Government Bonds	—	—	1,899,073	—	1,899,073	—
Exchange-Traded Funds	698,330	—	—	—	698,330	—
Closed-End Funds	770,700	—	—	—	770,700	—
Options Purchased	108,750	—	—	—	108,750	—
Cash Equivalents	465,894	—	—	—	465,894	—
Short-Term Securities Held as Collateral for Securities Lending	4,470,244	—	—	—	4,470,244	—
Written Options	—	(32,655)	—	—	—	(32,655)

Total	$35,838,708	$(32,655)	$4,696,981	$—	$40,535,689	$(32,655)

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The following is a summary of the transfers between Level 1 and Level 2 of the fair value hierarchy for the period ended July 31, 2012:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
World Income Fund
Common Stocks
Energy	$14,044,838	$14,012,438
Financials	2,923,949	2,907,747
Industrials	3,925,628	4,073,631
Telecommunication Services	832,157	830,298
Corporate Bonds
Consumer Discretionary	559,070	851,256
Financials	6,329,016	5,866,508
Foreign Government Bonds	6,794,814	6,910,405

Total	$35,409,472	$35,452,283

B. When-Issued and Delayed Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D. Derivative Instruments

The Fund may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Fund may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—The Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At July 31, 2012, the Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of the World Income Fund's written option activity for the period ended July 31, 2012:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2011	597	$55,194
Options written	4,935	501,429
Options expired	(2,537)	(150,782)
Options closed	(1,241)	(265,715)
Options exercised	(1,499)	(109,903)

Outstanding at 7/31/2012	255	$30,223

At July 31, 2012, the World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
AstraZeneca PLC	Call	August 2012	$45	80	$15,200	$(11,280)
Eli Lilly & Co.	Put	January 2013	35	50	1,925	11,948
Energy Transfer Equity LP	Call	September 2012	42.50	72	8,640	(1,656)
Royal Dutch Shell PLC	Call	August 2012	67.50	53	6,890	(1,444)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(2,432)

E. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At July 31, 2012, the Fund did not hold any restricted securities.

F. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

G. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of the Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	10/31/2011 Market Value	Purchases	Sales	7/31/12 Market Value	Income
World Income Fund	$416,133	$23,152,253	$(23,102,492)	$465,894	$67

H. Securities Lending

To generate additional income, the Fund may lend a certain percentage of its total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Fund, based on the prior day’s closing price. The Fund receives payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Fund lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Fund or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank (“Huntington”) serves as the custodian for the securities lending. Pursuant to the Master Securities Loan Agreement, Huntington receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of July 31, 2012, the Fund had securities with the following market value on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Income Received by Huntington from Securities Lending
World Income Fund	$4,382,592	$4,470,244	$2,976,846	$4,167

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date    09/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Principal Executive Officer

Date    09/27/2012

By (Signature and Title)	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date    09/27/2012